EQUITY - Non-wholly Owned Subsidiaries that Have Material Non-controlling Interests (Details) - USD ($) $ in Millions								12 Months Ended
	Dec. 13, 2016	Oct. 17, 2016	Jan. 15, 2016	Jan. 14, 2016	Jun. 11, 2015	Jun. 10, 2015	May 30, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Net income / (loss) attributable to non-controlling interests								$ 181	$ 7	$ (45)
Non-controlling interests								2,022	2,066
Current assets								32,475	26,745
Non-current assets								58,774	58,552
Total assets								91,249	85,297
Current liabilities								23,455	21,410
Non-current liabilities								23,686	23,032
Profit or loss from continuing operations								5,330	4,575	1,734
Total comprehensive income (loss)								3,755	8,658	1,575
Net cash provided by / (used in) operating activities								4,196	4,563	2,708
Net cash provided by / (used in) investing activities								(3,759)	(2,830)	(1,143)
Net cash provided by / (used in) financing activities								(689)	(1,731)	(2,926)
Impact of currency movements on cash								(140)	58	(127)
Cash and cash equivalents:
At the beginning of the year								2,574	2,501	4,002
At the end of the year								2,172	2,574	2,501
Dividend to non-controlling interests								(119)	(141)	(61)
Non-controlling interests
Disclosure of subsidiaries [line items]
Profit or loss from continuing operations								181	7	(45)
Total comprehensive income (loss)								84	53	(18)
Subsidiaries with material non-controlling interests [member]
Disclosure of subsidiaries [line items]
Net income / (loss) attributable to non-controlling interests								181	7	(45)
Non-controlling interests								$ 2,022	$ 2,066
AMSA
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights								30.78%	30.78%
Net income / (loss) attributable to non-controlling interests								$ 29	$ (124)	(103)
Non-controlling interests								170	195
Proportion of ownership interest in subsidiary		69.22%	70.55%	52.00%
Current assets								1,307	1,457
Non-current assets								672	1,047
Total assets								1,979	2,504
Current liabilities								1,056	1,399
Non-current liabilities								372	470
Total net assets/(liabilities)								551	635
Revenue								3,440	2,926	2,228
Profit or loss from continuing operations								95	(403)	(335)
Total comprehensive income (loss)								(40)	(421)	(349)
Net cash provided by / (used in) operating activities								69	(119)	11
Net cash provided by / (used in) investing activities								132	(193)	(149)
Net cash provided by / (used in) financing activities								(260)	330	80
Impact of currency movements on cash								(10)	13	29
Cash and cash equivalents:
At the beginning of the year								141	110	139
At the end of the year								72	141	110
Dividend to non-controlling interests								$ 0	$ 0	0
Sonasid
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights								67.57%	67.57%
Net income / (loss) attributable to non-controlling interests								$ 2	$ 3	(5)
Non-controlling interests								$ 107	107
Proportion of ownership interest in subsidiary								32.43%
Current assets								$ 194	181
Non-current assets								100	108
Total assets								294	289
Current liabilities								106	100
Non-current liabilities								34	34
Total net assets/(liabilities)								154	155
Revenue								396	371	300
Profit or loss from continuing operations								4	6	(7)
Total comprehensive income (loss)								5	4	(8)
Net cash provided by / (used in) operating activities								22	(7)	28
Net cash provided by / (used in) investing activities								(5)	(3)	(6)
Net cash provided by / (used in) financing activities								0	(4)	(32)
Impact of currency movements on cash								0	1	0
Cash and cash equivalents:
At the beginning of the year								38	51	61
At the end of the year								55	38	51
Dividend to non-controlling interests								$ 0	$ (2)	(6)
Sonasid | Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary								64.86%
PJSC ArcelorMittal Kryvyi Rih
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights								4.87%	4.87%
Net income / (loss) attributable to non-controlling interests								$ 15	$ 10	5
Non-controlling interests								182	164
Current assets								1,408	1,228
Non-current assets								2,947	2,801
Total assets								4,355	4,029
Current liabilities								535	598
Non-current liabilities								308	266
Total net assets/(liabilities)								3,512	3,165
Revenue								2,497	2,486	2,068
Profit or loss from continuing operations								340	209	98
Total comprehensive income (loss)								331	210	106
Net cash provided by / (used in) operating activities								313	194	159
Net cash provided by / (used in) investing activities								(346)	(234)	(156)
Net cash provided by / (used in) financing activities								50	0	0
Impact of currency movements on cash								(4)	(2)	(5)
Cash and cash equivalents:
At the beginning of the year								60	102	104
At the end of the year								73	60	102
Dividend to non-controlling interests								$ 0	$ 0	0
Belgo Bekaert Arames (BBA)
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights								45.00%	45.00%
Net income / (loss) attributable to non-controlling interests								$ 28	$ 25	23
Non-controlling interests								136	146
Current assets								240	220
Non-current assets								158	190
Total assets								398	410
Current liabilities								109	93
Non-current liabilities								28	21
Total net assets/(liabilities)								261	296
Revenue								771	698	627
Profit or loss from continuing operations								59	52	53
Total comprehensive income (loss)								62	52	49
Net cash provided by / (used in) operating activities								47	63	63
Net cash provided by / (used in) investing activities								(14)	(9)	(15)
Net cash provided by / (used in) financing activities								(27)	(61)	(50)
Impact of currency movements on cash								0	0	2
Cash and cash equivalents:
At the beginning of the year								5	12	12
At the end of the year								11	5	12
Dividend to non-controlling interests								$ (18)	$ (26)	(25)
Hera Ermac
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights								0.00%	0.00%
Net income / (loss) attributable to non-controlling interests								$ 0	$ 0	0
Non-controlling interests								797	797
Current assets								251	210
Non-current assets								2,492	3,350
Total assets								2,743	3,560
Current liabilities								84	67
Non-current liabilities								335	616
Total net assets/(liabilities)								2,324	2,877
Revenue								0	0	0
Profit or loss from continuing operations								(555)	1,130	402
Total comprehensive income (loss)								(555)	1,130	402
Net cash provided by / (used in) operating activities								38	(12)	28
Net cash provided by / (used in) investing activities								(38)	12	(28)
Net cash provided by / (used in) financing activities								0	0	0
Impact of currency movements on cash								0	0	0
Cash and cash equivalents:
At the beginning of the year								0	0	0
At the end of the year								0	0	0
Dividend to non-controlling interests								$ 0	$ 0	0
AMMIC
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights							15.00%	15.00%	15.00%
Net income / (loss) attributable to non-controlling interests								$ 91	$ 91	28
Non-controlling interests								484	479
Current assets								1,144	1,050
Non-current assets								3,113	3,135
Total assets								4,257	4,185
Current liabilities								331	316
Non-current liabilities								539	555
Total net assets/(liabilities)								3,387	3,314
Revenue								2,396	1,943	1,472
Profit or loss from continuing operations								636	617	(66)
Total comprehensive income (loss)								642	613	(74)
Net cash provided by / (used in) operating activities								735	947	279
Net cash provided by / (used in) investing activities								(134)	(301)	(283)
Net cash provided by / (used in) financing activities								(579)	(656)	(24)
Impact of currency movements on cash								0	0	0
Cash and cash equivalents:
At the beginning of the year								158	168	196
At the end of the year								180	158	168
Dividend to non-controlling interests								$ (87)	$ (98)	(30)
Arceo
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights								62.86%	62.86%
Net income / (loss) attributable to non-controlling interests								$ 4	$ 4	5
Non-controlling interests								158	168
Proportion of ownership interest in subsidiary	37.10%				37.70%	50.10%
Current assets								93	56
Non-current assets								166	213
Total assets								259	269
Current liabilities								2	2
Non-current liabilities								1	1
Total net assets/(liabilities)								256	266
Revenue								0	0	0
Profit or loss from continuing operations								6	6	7
Total comprehensive income (loss)								6	6	7
Net cash provided by / (used in) operating activities								10	10	4
Net cash provided by / (used in) investing activities								14	3	(78)
Net cash provided by / (used in) financing activities								(9)	(8)	80
Impact of currency movements on cash								(1)	1	0
Cash and cash equivalents:
At the beginning of the year								13	7	1
At the end of the year								27	13	7
Dividend to non-controlling interests								$ (7)	$ (5)	0
Arceo | Non-controlling interests
Disclosure of subsidiaries [line items]
Other changes in non-controlling interest					$ 148
ArcelorMittal Liberia Ltd
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights								15.00%	15.00%
Net income / (loss) attributable to non-controlling interests								$ (2)	$ (11)	(5)
Non-controlling interests								(268)	(266)
Current assets								113	107
Non-current assets								114	93
Total assets								227	200
Current liabilities								1,816	1,783
Non-current liabilities								41	35
Total net assets/(liabilities)								(1,630)	(1,618)
Revenue								132	56	56
Profit or loss from continuing operations								(12)	(71)	(29)
Total comprehensive income (loss)								(12)	(71)	(29)
Net cash provided by / (used in) operating activities								(18)	(69)	(45)
Net cash provided by / (used in) investing activities								(29)	(63)	(73)
Net cash provided by / (used in) financing activities								47	132	117
Impact of currency movements on cash								0	0	0
Cash and cash equivalents:
At the beginning of the year								0	0	1
At the end of the year								0	0	0
Dividend to non-controlling interests								0	0	0
Other
Disclosure of subsidiaries [line items]
Net income / (loss) attributable to non-controlling interests								14	9	$ 7
Non-controlling interests								$ 256	$ 276
Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary								50.00%